Securities and Exchange Commission
                    Washington, D.C.  20549
                          FORM N-SAR
                      Semi-Annual Report
              For Registered Investment Companies




Report for fiscal year ending:  12/31/97

Is this a transition report? (Y/N)  No

Is this an amendment to a previous filing? (Y/N)  No




1.   A.  Registrant Name:  National Equity Trust

     B.  File Number:  811-5046

     C.  Telephone Number:  (212) 778-6165


2.   A.  One New York Plaza
         New York, NY 10292-2014


3.   Is this the first filing on this form? (Y/N)

          No

4.   Is this the last filing on this form by Registrant? (Y/N)

          No

5. Is Registrant a small business investment company (SBIC)? (Y/N) [If answer is "Y" (Yes) complete only items 89 through 110.]

          No


6.   Is Registrant a unit investment trust (UIT)? (Y/N)
     [If answer is "Y" (Yes) complete only items 111 through 132.]

          Yes


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For period ending:  12/31/97

File number:  811-5046



113. A.  Trustee Name:  The Chase Manhattan Bank

     B.  City:  New York     State:  NY      Zip Code:  10017-2070





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For perod ending:  12/31/97

File Number:  811-5046



118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933.

          19



119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period.

          18


120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted).

          $ 6,499

121. State the number of series for which a current prospectus was in existence at the end of the period.

          19

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period.

          19




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For period ending:  12/31/97

File number:  811-5046



123. State the total value of the additional units considered in answering item 122 ($000's).

          $ 2,432,441


124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted).

          $ 0


125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant (000's omitted).

          $ 52,114


126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted).

          $ 4



127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                         Number of           Total Assets        Total Income
                         Series              ($000's             Distributions
                         Investing           omitted)            ($000's
                                                                 omitted)


A. U.S. Treasury
   direct issue


B. U.S. Government
   agency


C. State and municipal
   tax-free


D. Public utilitity debt


E. Brokers or dealers
   debt or debt of
   brokers' or dealers'
   parent


F. All other corporate
   intermed. & long-term
   debt


G. All other corporate
   short-term debt


H. Equity securities of
   brokers or dealers or
   parents of brokers or
   dealers


I. Investment company
   equity securities


J. All other equity
   securities                 19             $ 2,520,668         $ 27,852


K. Other securities
   -Treas & MF

L. Total assets of all
   series of registrant       19             $ 2,520,668         $ 27,852




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For period ending:  12/31/97

File number:   811-5046



128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) [If answer is "N" (No), go to item 131.]

          No


129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
     [If answer is "N" (No), go to item 131.]



130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)



131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted).

          $ 2,784


132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-5046






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                                SIGNATURES


This report is signed on behalf of the Registrant (or Depositor or Trustee) in the City of New York and State of New York on the 26th day of February, 1998.

                                        National Equity Trust
                                        (Registrant)

                                        By:     Kenneth Swankie
                                        Name:   Kenneth Swankie
                                        Title:  Senior Vice President




Witness: Richard R. Hoffmann
Name:    Richard R. Hoffmann
Title:   First Vice President